CAPITAL STOCK (Narrative) (Details) - 12 months ended Dec. 31, 2015	USD ($) mo yr shares	CAD mo yr CAD / shares shares
Capital Stock 1 | shares	276,000	276,000
Capital Stock 2	$ 110,546
Capital Stock 3 | shares	452,500	452,500
Capital Stock 4	$ 136,679
Capital Stock 5 | shares	149,000	149,000
Capital Stock 6	$ 18,901
Capital Stock 7 | shares	1,929,000	1,929,000
Capital Stock 8 | CAD / shares		CAD 0.85
Capital Stock 9	$ 1,660,025
Capital Stock 10	$ 126,324
Capital Stock 11 | CAD / shares		CAD 1.00
Capital Stock 12	10.00%	10.00%
Capital Stock 13	10.00%	10.00%
Capital Stock 14 | yr	10	10
Capital Stock 15	$ 0
Capital Stock 16	0
Capital Stock 17	0
Capital Stock 18	0
Capital Stock 19	0
Capital Stock 20	$ 0
Capital Stock 21 | yr	3.67	3.67
Capital Stock 22 | yr	5.05	5.05
Capital Stock 23 | yr	5.86	5.86
Capital Stock 24	$ 124,458
Capital Stock 25	108,302
Capital Stock 26	$ 58,055
Capital Stock 27 | shares	424,000	424,000
Capital Stock 28 | shares	48,000	48,000
Capital Stock 29	$ 0.18
Capital Stock 30 | CAD		CAD 0.225
Capital Stock 31	$ 20,202
Capital Stock 32 | shares	1,231,000	1,231,000
Capital Stock 33	$ 0.12
Capital Stock 34 | CAD		CAD 0.15
Capital Stock 35	$ 86,081
Capital Stock 36 | shares	2,147,000	2,147,000
Capital Stock 37 | shares	171,000	171,000
Capital Stock 38	$ 0.43
Capital Stock 39 | CAD		CAD 0.50
Capital Stock 40	59,304
Capital Stock 41	$ 418,317
Capital Stock 42 | shares	250,000	250,000
Capital Stock 43	$ 0.15
Capital Stock 44 | CAD		CAD 0.20
Capital Stock 45 | shares	108,000	108,000
Capital Stock 46	$ 0.43
Capital Stock 47 | CAD		CAD 0.50
Capital Stock 48	0.10
Capital Stock 49	0.17
Capital Stock 50	$ 0
Capital Stock 51 | shares	964,500	964,500
Capital Stock 52	$ 0
Capital Stock 53	0
Capital Stock 54	$ 992
Capital Stock 55	30.00%	30.00%
Capital Stock 56	0.102%	0.102%
Capital Stock 57 | mo	6	6
Capital Stock 58	0	0